SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of External Customer Revenues by Geographic Area

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2013		2012		2011
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	7,455	-	8,637	-	7,498	-
United States	199	17	217	17	344	24
Israel	232	159	86	76	80	72
Africa	903	-	-	-	-	-
South America	33	-	-	-	-	-

	8,822	176	8,940	93	7,922	96

-	Revenues were attributed to countries based on the customer's location.
-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

(*) Due to the demand of the customer, the name of the specific country cannot be disclosed.

Schedule of Revenues by External Customers by Products and Services
Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2013	2012	2011
	$	$	$

Raw materials and equipment	5,392	3,856	5,822
Maintenance, royalties and project management	3,430	5,084	2,100

	8,822	8,940	7,922

Schedule of Major Customers, Precent of Total Sales
Major customer data as a percentage of total sales:

	Year ended December 31,
	2013	2012	2011

Customer A	73%	64%	95%